Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Jun. 30, 2025
Southern Bank 401(k) Retirement Plan (the Plan)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of net assets available for benefits per the financial statements

	2025	2024

Net assets available for benefits per the financial statements	$72,158,514	$58,848,505
Less: Employer's contributions receivable	1,748,566	1,269,919

Net assets available for benefits per Form 5500	$70,409,948	$57,578,586

2025

Contributions per the financial statements	$5,368,375
Add: Employer's contributions receivable at June 30, 2024	1,269,919
Less: Employer's contributions receivable at June 30, 2025	(1,748,566)

Contributions per Form 5500	$4,889,728